Debt - Credit Facilities/Term Loans (Details) - USD ($)	Jul. 10, 2017	May 30, 2017	Jul. 01, 2017
Term Loan | Term Loan Facilities
Debt Instrument [Line Items]
Outstanding borrowings			$ 0
Term Loan | Six-Month Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 800,000,000
Term Loan | Three-Year Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 900,000,000
Outstanding borrowings			$ 0
Revolving Credit Facility | Revolving Credit Facility | Federal Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Reference ratio, percentage of lease expense		600.00%
Subsequent Event | Term Loan | Term Loan Facilities
Debt Instrument [Line Items]
Proceeds from debt	$ 1,100,000,000
Subsequent Event | Term Loan | Six-Month Term Loan Facility
Debt Instrument [Line Items]
Proceeds from debt	800,000,000
Subsequent Event | Term Loan | Three-Year Term Loan Facility
Debt Instrument [Line Items]
Proceeds from debt	$ 300,000,000